COLLEGE RETIREMENT
EQUITIES FUND (“CREF”)

CREF Core Bond Account

CREF Inflation-Linked Bond Account

SUPPLEMENT NO. 3

dated March 21, 2023, to the Statutory Prospectus dated
April 29, 2022, as supplemented through November 8, 2022

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the CREF Core Bond Account and the CREF Inflation-Linked Bond Account. Therefore, all references to Mr. Cerra are hereby removed from the portfolio management team disclosure for these Accounts in the Statutory Prospectus.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the CREF Core Bond Account and the CREF Inflation-Linked Bond Account. Consequently, the following is hereby added to the respective entries for each Account in the table of the sub-section entitled “Portfolio management teams” of the section entitled “Management of the Accounts” on page 23 of the Statutory Prospectus:

			Total Experience (since dates specified below)
Name & Title	Portfolio Role	Experience Over Past Five Years	At TIAA	Total	On Team
Peter Agrimson, CFA Managing Director	Portfolio Manager	Advisors, Nuveen Asset Management and other advisory affiliates of TIAA—2008 to Present (fixed-income portfolio management)	2014	2005	2023

A41380 (3/23)

COLLEGE RETIREMENT EQUITIES FUND (“CREF”)

SUPPLEMENT NO. 4
dated March 21, 2023 to the Statement of Additional Information (“SAI”) dated April 29, 2022, as supplemented through January 9, 2023

Effective March 21, 2023, John Cerra is no longer a portfolio manager of the CREF Core Bond Account and the CREF Inflation-Linked Bond Account. Therefore, all references to Mr. Cerra are hereby removed from the portfolio management team disclosure for these Accounts in the SAI.

Effective March 21, 2023, Peter Agrimson has been added to the portfolio management team of the CREF Core Bond Account and the CREF Inflation-Linked Bond Account. Accordingly, the following is hereby added to the entry for the CREF Core Bond Account in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 56 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Core Bond Account
Peter Agrimson **	5	0	3	$3,665	$0	$13	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

Additionally, the following is hereby added to the entry for the CREF Inflation-Linked Bond Account in the chart appearing under the sub-section entitled “Additional information regarding portfolio managers” of the section entitled “Information about the Accounts’ portfolio management” on page 56 of the SAI:

	Number of other accounts managed			Total assets in other accounts managed (millions)
Name of portfolio manager	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts	Dollar range of equity securities owned in Fund*
Inflation-Linked Bond Account
Peter Agrimson **	5	0	3	$3,665	$0	$13	$0
*	Includes notional amounts awarded in connection with long-term compensation awards described above.
**	This information is as of December 31, 2022.

A41381 (3/23)